Fair Value Measurements (Fair Value, by Balance Sheet Grouping) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and due from banks, interest-bearing deposits with banks and federal funds sold, Fair Value Disclosure	$ 7,863	$ 12,295
Financial assets: Securities, Fair Value Disclosure	158,309	145,567
Financial assets: Loans receivable, net, Fair Value Disclosure	506,113	485,848
Financial assets: Mortgage servicing rights, Fair Value Disclosure	289	243
Financial assets: Regulatory stock, Fair Value Disclosure	2,877	2,630
Financial assets: Bank owned life insurance, Fair Value Disclosure	17,790	15,357
Financial assets: Accrued interest receivable, Fair Value Disclosure	2,422	2,393
Financial liabilities: Deposits, Fair Value Disclosure	542,123	526,080
Financial liabilities: Short-term borrowings, Fair Value Disclosure	49,914	28,697
Financial liabilities: Other borrowings, Fair Value Disclosure	25,923	25,426
Financial liabilities: Accrued interest payable, Fair Value Disclosure	1,022	1,242
Financial assets: Cash and due from banks, interest-bearing deposits with banks and federal funds sold	7,863	12,295	21,423	16,625
Financial assets: Securities	158,306	145,563
Financial assets: Loans receivable, net	497,389	471,208
Financial assets: Mortgage servicing rights	289	243
Financial assets: Investment in FHLB stock	2,877	2,630
Financial assets: Bank owned life insurance	17,790	15,357
Financial assets: Accrued interest receivable	2,422	2,393
Financial liabilities: Deposits	541,182	524,425
Financial liabilities: Short-term borrowings	49,914	28,697
Financial liabilities: Other borrowings	23,761	22,487
Financial liabilities: Accrued interest payable	1,022	1,242
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and due from banks, interest-bearing deposits with banks and federal funds sold, Fair Value Disclosure	7,863	12,295
Financial assets: Securities, Fair Value Disclosure	328	319
Financial assets: Regulatory stock, Fair Value Disclosure	2,877	2,630
Financial assets: Bank owned life insurance, Fair Value Disclosure	17,790	15,357
Financial assets: Accrued interest receivable, Fair Value Disclosure	2,422	2,393
Financial liabilities: Deposits, Fair Value Disclosure	329,753	313,165
Financial liabilities: Short-term borrowings, Fair Value Disclosure	49,914	28,697
Financial liabilities: Accrued interest payable, Fair Value Disclosure	1,022	1,242
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Securities, Fair Value Disclosure	157,981	145,248
Financial assets: Mortgage servicing rights, Fair Value Disclosure	289	243
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Loans receivable, net, Fair Value Disclosure	506,113	485,848
Financial liabilities: Deposits, Fair Value Disclosure	212,370	212,915
Financial liabilities: Other borrowings, Fair Value Disclosure	$ 25,923	$ 25,426